MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2020
Mineral Properties Abstract
MINERAL PROPERTIES

As at December 31, 2020 and December 31, 2019, the Company has capitalized the following acquisition, exploration, and evaluation costs on its mineral properties:

	Balance December 31, 2019	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal, impairment or reclassification	Balance December 31, 2020
Springpole	$76,775	$-	$740	$1,300	$4,828	$3,555	$709	$-	$-	$-	$87,907
Cameron	27,374	4,219	11	145	52	50	24	-	-	-	31,875
Duquesne	5,133	-	3	1	7	-	-	-	-	-	5,144
Pitt	2,084	-	-	-	1	-	-	-	-	-	2,085
Hope Brook	20,071	-	20	148	140	123	110	-	-	-	20,612
Pickle Crow	19,263	-	20	71	4,409	1,217	6	-	-	-	24,986
Goldlund (Note 4)	98,894	-	2	430	796	255	126	-	-	(100,503)	-
Others(1)	2,615	-	7	7	37	8	2	-	-	3,702	6,378
Canada Total	$252,209	$4,219	$803	$2,102	$10,270	$5,208	$977	$-	$-	$(96,801)	$178,987
USA	452	-	48	-	-	-	-	(48)	(10)	-	442
Mexico	154	-	5	-	-	-	-	-	8	(167)	-
Total	$252,815	$4,219	$856	$2,102	$10,207	$5,208	$977	$(48)	$(2)	$(96,968)	$179,429

	Balance December 31, 2018	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal, impairment or reclassification	Balance December 31, 2019
Springpole	$73,378	$-	$347	$950	$1,058	$488	$554	$-	$-	$-	$76,775
Cameron	27,032	-	56	87	126	16	57	-	-	-	27,374
Duquesne	5,091	-	2	3	35	1	1	-	-	-	5,133
Pitt	2,082	-	-	-	2	-	-	-	-	-	2,084
Hope Brook	19,581	-	20	213	105	41	111	-	-	-	20,071
Pickle Crow	16,754	-	31	88	46	2,376	18	(50)	-	-	19,263
Goldlund (Note 4)	96,604	-	3	726	1,085	240	236	-	-	-	98,894
Others(1)	2,559	-	3	17	27	8	1	-	-	-	2,615
Canada Total	$243,081	$-	$462	$2,084	$2,484	$3,170	$978	$(50)	$-	$-	$252,209
USA	804	-	46	-	-	-	-	(25)	(32)	(341)	452
Mexico	244	-	43	22	34	-	-	(179)	(10)	-	154
Total	$244,129	$-	$551	$2,106	$2,518	$3,170	$978	$(254)	$(42)	$(341)	$252,815

(1)	Other mineral properties in Canada as at December 31, 2020 and December 31, 2019 include the mining claims and concessions located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project. Other mineral properties in Canada as at December 31, 2020 also include the 1.5% NSR Royalty under the terms of the Treasury Share Purchase Agreement (Note 4), which was reclassified from “Goldlund” to “Others” during the year ended December 31, 2020.

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests.

a)	Pickle Crow Project

On March 12, 2020, the Company and Auteco executed a definitive Earn-In Agreement (the “Earn-In Agreement”) whereby Auteco may earn up to an 80% interest in PC Gold, a wholly-owned subsidiary of First Mining which owns the Pickle Crow Project. Pursuant to the Earn-In Agreement, the Earn-In is comprised of two stages:

●	Stage 1 Earn-In (51% earn-in) – Three-year initial earn-in period to acquire a 51% equity interest in PC Gold by:
o	Spending $5,000,000 on exploration and environmental matters at the Pickle Crow Gold Project (or cash payments in lieu), of which $750,000 must be incurred within the first 12 months; and
o	Issuing 100 million shares of Auteco to First Mining.

●	Stage 2 Earn-In (additional 19% to earn-in to 70%) – Upon completion of the Stage 1 Earn-In, Auteco will have a two-year follow-on period to acquire an additional 19% equity interest in PC Gold by:
o	Spending a further $5,000,000 on exploration on the Pickle Crow Gold Project;
o	Making a $1,000,000 cash payment to First Mining within 90 days of completing the additional exploration spend; and
o	Issuing First Mining a 2% NSR royalty on the Project (1% of which can be bought back for USD$2,500,000) (issued upon completion of the Stage 2 Earn-In).

In addition, upon completion of the Stage 2 Earn-In, Auteco will have an option to acquire an additional 10% equity interest in PC Gold, exercisable any time following completion of the Stage 2 Earn-In, by paying First Mining $3,000,000 in cash. First Mining’s residual 20% interest in the project is carried until a construction decision at Pickle Crow, which is to be made after a final feasibility study and following Auteco having arranged sufficient financing to achieve commercial production. If Auteco should fail to meet such requirements within the applicable time periods, the Earn-In Agreement will terminate and Auteco will be entitled to retain any interest which it has earned-in to prior to the date of termination. During the term of the Earn-In Agreement, Auteco will incur all program costs and manage Pickle Crow exploration activity.

During the year ended December 31, 2020, the Company received the scheduled consideration in cash of $100,000 and 25 million shares of Auteco with a fair value on receipt of $740,000 under the terms of the Earn-in Agreement. Auteco incurred a total of $3,570,000 in exploration expenditures during the year ended December 31, 2020.

As the Earn-In Agreement provides Auteco the right to earn an interest in PC Gold, rather than a direct interest in the Pickle Crow project, Auteco’s option to acquire PC Gold shares is a financial liability of First Mining. As a derivative, the Option – PC Gold liability is classified as FVTPL.

As there is no observable market data which can be used to determine the fair value of the Option – PC Gold liability, management uses property specific and market-based information to determine whether a significant change in the fair value of the option liability has occurred. Factors that are considered include:

●        Performance of the Auteco share price;

●        The amount or timing of Pickle Crow exploration expenditures incurred;

●        Updates to the NI 43-101 resource report (or Australian equivalent);

●        Milestone payment probability assumptions; and

●        Gold spot prices over the period from the Earn-In Agreement closing to December 31, 2020.

As at December 31, 2020, management has estimated a fair value for the Option – PC Gold liability of $4,410,000. Management has concluded that there were no developments in the period since inception that would indicate a material change in fair value and, accordingly, the Option – PC Gold liability remains recorded at the amount received from the counterparty. These amounts include cash, exploration expenditures incurred and the value, at the time of receipt, of the 25 million Auteco shares received.

b)        Cameron Gold Project

On December 9, 2020, the Company and Metalore Resources Limited (“Metalore”) completed a transaction (“Metalore Transaction”) pursuant to which First Mining acquired the East Cedartree claims from Metalore, filling in a strategic landholding which is contiguous to the Cameron Gold Project. Under the Metalore Transaction, as consideration for the acquisition of the East Cedartree claims, First Mining paid Metalore $3,000,000 in cash and issued 3,000,000 shares of First Mining with a fair value of $1,215,000.

c)	Mexican Property Portfolio

Mineral properties in Mexico as at December 31, 2019 included Miranda, Socorro, San Ricardo, Las Margaritas, Puertecitos, Los Tamales, Geranio, El Apache, El Roble, Batacosa and Lachatao. On April 28, 2020, the Company entered into a share purchase agreement with a third-party private company (the “Purchaser”) pursuant to which the Purchaser acquired all of the issued and outstanding shares of 0924682 B.C. Ltd. and 1089568 B.C. Ltd., two wholly-owned subsidiaries of the Company that held all of the shares of two Mexican subsidiaries which owned all of the Company’s Mexican mineral properties. Consideration consisted of a nominal amount of cash, and the grant to the Company of a 2% NSR on 10 of the 11 Mexican mineral properties. Following the date of this sales agreement, First Mining no longer holds any subsidiaries or mineral properties in Mexico. The transaction resulted in a $303,000 loss on disposal of subsidiaries which was recorded on the statement of net loss and comprehensive income (loss) for the year ended December 31, 2020, and the resultant recycling of currency translation adjustment on disposal of the Mexican subsidiaries amounting to $616,000.